Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000133836 | VanEck Semiconductor ETF
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000133836 | Invesco QQQ Trust Series 1
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000133836 | iShares Semiconductor ETF
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000133836 | SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000133836 | SPDR Dow Jones Industrial Average ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000133836 | Berkshire Hathaway, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000133836 | iShares Core S&P Small-Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000133836 | United States Treasury Bill, 5.1700, 2024-10-01
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000133836 | United States Treasury Bill, 4.9800, 2024-10-24
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000133836 | iShares Russell 2000 ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000133836 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000133836 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000133836 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000133836 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000133836 | Equity
Holdings [Line Items]
Percent of Net Asset Value	81.30%
C000133836 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	7.20%
C000133836 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	79.80%
C000133836 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.90%
C000133836 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	1.80%
C000133836 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	9.30%
C000248905 | VanEck Semiconductor ETF
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000248905 | Invesco QQQ Trust Series 1
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000248905 | iShares Semiconductor ETF
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000248905 | SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000248905 | SPDR Dow Jones Industrial Average ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000248905 | Berkshire Hathaway, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000248905 | iShares Core S&P Small-Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000248905 | United States Treasury Bill, 5.1700, 2024-10-01
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000248905 | United States Treasury Bill, 4.9800, 2024-10-24
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000248905 | iShares Russell 2000 ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000248905 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000248905 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000248905 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000248905 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000248905 | Equity
Holdings [Line Items]
Percent of Net Asset Value	81.30%
C000248905 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	7.20%
C000248905 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	79.80%
C000248905 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.90%
C000248905 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	1.80%
C000248905 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	9.30%